INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
NOTE 11. - INCOME TAXES

NOTE 11. - INCOME TAXES

The components of income tax expense (benefit) consists of the following:

	December 31,
	2020	2019
Deferred:
Federal	$39,000	$49,000
State	(10,000)	6,000
	29,000	55,000
Change in valuation allowance	(29,000)	(55,000)
	$0	$0

At December 31, 2020, the Company had federal net operating loss carryforwards of approximately $6,900,000 ($7,300,000 - 2019) and various state net operating loss carryforwards of approximately $3,200,000 ($3,200,000 - 2019) which expire from 2021 through 2040.  These carryforwards exclude federal net operating loss carryforwards from inactive subsidiaries and net operating loss carryforwards from states that the Company does not presently operate in.  Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code and similar state provisions. The annual limitation may result in the expiration of the net operating loss carryforwards before utilization.

At December 31, 2020, a net deferred tax asset, representing the future benefit attributed primarily to the available net operating loss carryforwards and defined benefit plan expenses in the amount of approximately $1,914,000 ($1,943,000 - 2019), had been fully offset by a valuation allowance because management believes that the statutory limitations on utilization of the operating losses and concerns over achieving profitable operations diminish the Company’s ability to demonstrate that it is more likely than not that these future benefits will be realized before they expire.

The following is a summary of the Company's temporary differences and carryforwards which give rise to deferred tax assets and liabilities.

	December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$1,550,000	$1,650,000
Defined benefit pension liability	60,000	60,000
Operating Lease ROU	(30,000)	(48,000)
Operating Lease Liability	30,000	48,000
Deferred Revenue	11,000	0
Reserves and accrued expenses payable	293,000	233,000
Gross deferred tax asset	1,914,000	1,943,000
Deferred tax asset valuation allowance	(1,914,000)	(1,943,000)
Net deferred tax asset	$0	$0

The differences between the U.S. statutory federal income tax rate and the effective income tax rate in the accompanying statements of operations are as follows:

	December 31,
	2020	2019
Statutory U.S. federal tax rate	21.0%	21.0%

Change in valuation allowance	(4.2)	(115.6)
Net operating loss carryforward expiration	13.4	71.5
State taxes	(1.5)	12.8
Expired stock-based compensation	1.0	3.1
Forgiveness of PPP loan	(29.9)	0.0
Other permanent non-deductible items	.2	7.2
Effective income tax rate	0.0%	0.0%